ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Sep. 30, 2024
ADVANCES TO SUPPLIERS
Schedule of advance to suppliers

	September 30,
	2023	2024
	RMB	RMB
Prepayments for purchasing seed	67,048	61,086
Prepayments for purchasing package	163	175
Deposits for research and development fee	107	100
Others	4,299	3,715

	71,617	65,076